Earnings/ (Loss) per Common Share (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings/ (Loss) per Common Share
Potential common shares	4,830,286	14,406,286	9,949,143